MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2016	2015	2014

Israel	$7,358	$6,062	$5,005
Asia	2,499	2,692	5,748
North America	1,553	3,558	8,072
Latin America	1,289	1,614	2,731
Europe	122	148	69

Total	$12,821	$14,074	$21,625

Schedule of Revenues by Major Customers
Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2016	2015	2014
	%

Customer A	20	24	11
Customer B	17	9	6
Customer C	16	7	3
Customer D	13	10	16
Customer E	11	13	23
Customer F	6	8	14
Customer G	-	13	10

Schedule of Long-Lived Assets by Geographic Area
Long-lived assets by geographic areas:
	December 31,
	2016	2015

Israel	$2,650	$2,687
China	266	391

	$2,916	$3,078